Shareholders’ Equity (Details) - USD ($)			12 Months Ended
	Feb. 18, 2022	Dec. 22, 2020	Dec. 31, 2024	Jan. 02, 2024	Dec. 31, 2023	Dec. 27, 2023
Shareholders’ Equity [Line Items]
Ordinary shares issued			31,904,468		23,940,000
Ordinary share, shares outstanding			31,904,468		23,940,000
Preferred share, shares issued
Preferred share, shares outstanding
IPO shares		1,425,000
Par value per share (in Dollars per share)			$ 0.0005		$ 0.0005
Offering price per share (in Dollars per share)				$ 1.4
Conversion of ordinary shares into convertible debt			7,964,468
Warrants issued (in Dollars)			$ 595,000
Shares repurchased			80,097
Total repurchase cost (in Dollars)			$ 200,000
Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants outstanding and exercisable			1,205,254			1,205,255
Exercise price (in Dollars per share)			$ 2.9869			$ 2.9869
Warrants issued (in Dollars)			$ 595,000
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Conversion of ordinary shares into convertible debt			7,964,468
Warrants issued (in Dollars)
Ordinary Shares [Member] | Convertible Loans [Member]
Shareholders’ Equity [Line Items]
Conversion of ordinary shares into convertible debt			7,964,468
Ordinary Shares [Member] | Minimum [Member] | Convertible Loans [Member]
Shareholders’ Equity [Line Items]
Conversion price per share (in Dollars per share)			$ 0.62
Ordinary Shares [Member] | Maximum [Member] | Convertible Loans [Member]
Shareholders’ Equity [Line Items]
Conversion price per share (in Dollars per share)			$ 0.89
Ordinary Shares [Member] | Convertible Loans [Member]
Shareholders’ Equity [Line Items]
Conversion of convertible debt (in Dollars)			$ 6,000,000
IPO [Member]
Shareholders’ Equity [Line Items]
IPO shares	3,940,000
Par value per share (in Dollars per share)	$ 0.0005
Offering price per share (in Dollars per share)	$ 10
Shares sold	3,600,000
Over-Allotment Option [Member]
Shareholders’ Equity [Line Items]
Shares sold	340,000